Basis of Presentation and Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Financial Statement Presentation

Basis of Financial Statement Presentation

The accompanying unaudited consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information, and with the rules and regulations of the Securities and Exchange Commission (“SEC”) regarding interim financial reporting. Accordingly, these interim consolidated financial statements do not include all the information and footnotes required by GAAP for complete financial statements. In the opinion of the management of the Company, as defined below, these unaudited consolidated financial statements include all adjustments necessary to present fairly the information set forth therein. Results for interim periods are not necessarily indicative of results to be expected for a full year.

The consolidated balance sheet information as of December 31, 2021 was derived from the audited consolidated financial statements included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2021 (“2021 Form 10-K”). The interim consolidated financial statements contained herein should be read in conjunction with the 2021 Form 10-K.

Can B̅ Corp. and Subsidiaries

Notes to Consolidated Financial Statements

March 31, 2022

Basis of presentation

The accompanying consolidated financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

On February 8, 2022, the Company effected a 1-for-15 reverse stock split of the Company’s common stock, or the 2021 Reverse Stock Split. As a result of the 2021 Reverse Stock Split, every 15 shares of the Company’s pre-2021 Reverse Stock Split common stock were combined and reclassified into one share of the Company’s common stock.

Principles of Consolidation

Principles of Consolidation

The unaudited consolidated financial statements contained herein include the accounts of Can B Corp. and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated.

Principles of Consolidation

The consolidated financial statements contained herein include the accounts of Can B Corp. and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated.

Covid-19

Covid-19

Commencing in December 2019, the novel strain of coronavirus (“COVID-19”) began spreading throughout the world, including the first outbreak in the US in February 2020. On March 11, 2020, the World Health Organization declared COVID-19 a global pandemic and recommended containment and mitigation measures worldwide. COVID-19 has disrupted and continues to significantly disrupt local, regional, and global economies and businesses. The COVID-19 outbreak is disrupting supply chains and affecting production and sales across a range of industries. The extent of the impact of COVID-19 on the Company’s operational and financial performance will depend on certain developments, including the duration and spread of the outbreak, impact on the Company’s customers, employees and vendors, all of which are uncertain and cannot be predicted. At this point, the extent to which COVID-19 may impact the Company’s financial condition and/or results of operations is uncertain.

In response to COVID-19, the Company put into place certain restrictions, requirements and guidelines to protect the health of its employees and clients, including requiring that certain conditions be met before employees return to the Company’s offices. Also, to protect the health and safety of its employees, the Company’s daily execution has evolved into a largely virtual model. The Company plans to continue to monitor the current environment and may take further actions that may be required by federal, state or local authorities or that it determines to be in the interests of its employees, customers, and partners.

Covid-19

Commencing in December 2019, the novel strain of coronavirus (“COVID-19”) began spreading throughout the world, including the first outbreak in the US in February 2020. On March 11, 2020, the World Health Organization declared COVID-19 a global pandemic and recommended containment and mitigation measures worldwide. COVID-19 has disrupted and continues to significantly disrupt local, regional, and global economies and businesses. The

COVID-19 outbreak is disrupting supply chains and affecting production and sales across a range of industries. The extent of the impact of COVID-19 on the Company’s operational and financial performance will depend on certain developments, including the duration and spread of the outbreak, impact on the Company’s customers, employees and vendors, all of which are uncertain and cannot be predicted. At this point, the extent to which COVID-19 may impact the Company’s financial condition and/or results of operations is uncertain.

In response to COVID-19, the Company put into place certain restrictions, requirements and guidelines to protect the health of its employees and clients, including requiring that certain conditions be met before employees return to the Company’s offices. Also, to protect the health and safety of its employees, the Company’s daily execution has evolved into a largely virtual model. The Company plans to continue to monitor the current environment and may take further actions that may be required by federal, state or local authorities or that it determines to be in the interests of its employees, customers, and partners.

Management Estimates

Management Estimates

The preparation of financial statements and related disclosures in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses in those financial statements. Certain significant accounting policies that contain subjective management estimates and assumptions include those related to revenue recognition, inventory, goodwill, intangible assets and other long-lived assets, income taxes and deferred taxes. Descriptions of these policies are discussed in the Company’s 2021 Form 10-K. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, and adjusts when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ significantly from those estimates and assumptions. Significant changes, if any, in those estimates resulting from continuing changes in the economic environment will be reflected in the consolidated financial statements in future periods.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of sales (or revenues) and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that estimates made as of the date of the financial statements could change in the near term due to one or more future events. Accordingly, the actual results could differ significantly from those estimates. Significant accounting estimates reflected in the Company’s consolidated financial statements include, but are not limited to, revenue recognition, allowance for doubtful accounts, recognition and measurement of income tax assets, valuation of share-based compensation, and the valuation of net assets acquired.

Asset Acquisitions

Asset Acquisitions

When applicable, the Company accounts for the acquisition of a business in accordance with the accounting standards codification (“ASC”) guidance for business combinations, whereby the total purchase consideration transferred is allocated to the assets acquired and liabilities assumed, including amounts attributable to non-controlling interests, when applicable, based on their respective estimated fair values as of the date of acquisition. Goodwill represents the excess of purchase consideration transferred over the estimated fair value of the identifiable net assets acquired in a business combination.

Assigning estimated fair values to the net assets acquired requires the use of significant estimates, judgments, inputs, and assumptions regarding the fair value of the assets acquired and liabilities assumed. Estimated fair values of assets acquired and liabilities assumed are generally based on available historical information, independent valuations or appraisals, future expectations, and assumptions determined to be reasonable but are inherently uncertain with respect to future events, including economic conditions, competition, the useful life of the acquired assets, and other factors. The company may refine the estimated fair values of assets acquired and liabilities assumed, if necessary, over a period not to exceed one year from the date of acquisition by taking into consideration new information that, if known at the date of acquisition, would have affected the estimated fair values ascribed to the assets acquired and liabilities assumed. The judgments made in determining the estimated fair value assigned to assets acquired and liabilities assumed, as well as the estimated useful life and depreciation or amortization method of each asset, can materially impact the net earnings of the periods subsequent to the acquisition through depreciation and amortization, and in certain instances through impairment charges, if the asset becomes impaired in the future. During the measurement period, any purchase price allocation changes that impact the carrying value of goodwill affects any measurement of goodwill impairment taken during the measurement period, if applicable. If necessary, purchase price allocation revisions that occur outside of the measurement period are recorded within cost of sales or selling, general and administrative expense within the Consolidated Statements of Earnings depending on the nature of the adjustment.

Can B̅ Corp. and Subsidiaries

Notes to Consolidated Financial Statements

December 31, 2021 and 2020

When an acquisition does not meet the definition of a business combination because either: (i) substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset, or group of similar identified assets, or (ii) the acquired entity does not have an input and a substantive process that together significantly contribute to the ability to create outputs, the company accounts for the acquisition as an asset acquisition. In an asset acquisition, goodwill is not recognized, but rather, any excess purchase consideration over the fair value of the net assets acquired is allocated on a relative fair value basis to the identifiable net assets as of the acquisition date and any direct acquisition-related transaction costs are capitalized as part of the purchase consideration.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue in accordance with the Financial Accounting Standards Board (“FASB”) ASC 606, Revenue from Contracts with Customers, which requires that five basic steps be followed to recognize revenue: (1) a legally enforceable contract that meets criterial standards as to composition and substance is identified; (2) performance obligations relating to provision of goods or services to the customer are identified; (3) the transaction price, with consideration given to any variable, noncash, or other relevant consideration, is determined; (4) the transaction price is allocated to the performance obligations; and (5) revenue is recognized when control of goods or services is transferred to the customer with consideration given, whether that control happens over time or not. Determination of criteria (3) and (4) are based on our management’s judgments regarding the fixed nature of the selling prices of the products and services delivered and the collectability of those amounts.

Private Label Customers are wholesale distributors of the Company’s product, under their own wholesale private label brand. The products are made to Company specifications and shipped directly to the wholesaler. The pricing is predicated upon a volume discount negotiated at the time of the placement of the orders. Product is produced and labeled in the Washington manufacturing facility and shipped directly to the Private Label customer who re-distributes to their retail and other customers. The products are fully paid when shipped.

Revenue from product sales is recognized when an order has been obtained, the price is fixed and determinable, the product is shipped, title has transferred, and collectability is reasonably assured.

The Company’s Duramed Division provides a sam® Pro 2.0 medical device to patients through a doctor program whereby the physician evaluates the patients’ needs for medical necessity, and if determined that the device use would be beneficial, writes a prescription for the patient who signs a rental form, for a 35-day cycle for the unit, that is submitted to Duramed who bills the appropriate insurance company. The insurance company pays the invoice, or a negotiated amount via arbitration, and that revenue is reported as revenue when invoiced to the insurance carrier. The collected amount is reconciled with the invoice amount on a daily basis.

Freight billed to customers is included within sales on the consolidated statement of operations. The related freight charged to the Company is included within cost of revenues. Sales tax collected from customers is remitted to governmental authorities on a net basis.

Cost of Revenues

Cost of Revenues

The cost of revenues is the total cost incurred to obtain a sale and the cost of the goods sold, and the Company’s policy is to recognize it in the same manner as, and in conjunction with, revenue recognition. Cost of revenues primarily consist of the costs directly attributable to revenue recognized and includes expenses related to the production, packaging and labeling of our CBD products.

Cash, cash equivalents and restricted cash		Cash, cash equivalents and restricted cash The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents.
Accounts receivables, net

Accounts receivables, net

Trade receivables arise from granting credit to customers in the normal course of business, are unsecured and are presented net of an allowance for doubtful accounts. The allowance is based on a number of factors, including the length of time the receivable is past due, the Company’s previous loss history, the customer’s current ability to pay, and the general condition of the economy and industry as a whole. Depending on the customer, payment is due between 30 and 60 days after the customer receives an invoice. Accounts that are more than 45 days past due are individually analyzed for collectability. When all collection efforts have been exhausted, the accounts are written off. Historically, the Company has not suffered significant losses with respect to its trade receivables.

Inventories

Inventories

Inventories, which consist of purchased components for resale, are valued at the lower of average cost (which approximates the first-in, first-out method) and net realizable value. The Company reduces the carrying value of inventory for those items that are potentially excess, obsolete or slow-moving based on changes in customer demand, technology developments or other economic factors.

Long-lived assets

Long-lived assets

Property and equipment are recorded at cost and presented net of accumulated depreciation. Major additions and betterments are capitalized while maintenance and repairs, which do not improve or extend the life of the respective assets, are expensed. Property and equipment are depreciated on the straight-line basis over their estimated useful lives.

Definite-lived intangible assets arising from asset acquisitions include intellectual property, patents, trademarks, and certain hemp processing registrations. Definite-lived intangible assets are amortized over the estimated period during which the asset is expected to contribute directly or indirectly to future cash flows.

The Company reviews its long-lived assets for impairment whenever events or circumstances exist that indicate the carrying amount of an asset or asset group may not be recoverable. The recoverability of long-lived assets is measured by a comparison of the carrying amount of the asset or asset group to the future undiscounted cash flows expected to be generated by that asset group. If the asset or asset group is considered to be impaired, an impairment loss would be recorded to adjust the carrying amounts to the estimated fair value. No such impairment was recorded during the periods covered by this report.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price over the fair value of the net identifiable assets acquired in a business combination. Goodwill is reviewed for impairment at least annually, in December, or more frequently if a triggering event occurs between impairment testing dates. As of December 31, 2021, the Company operated as a single operating segment and as a single reporting unit for the purpose of evaluating goodwill impairment.

The Company’s impairment assessment begins with a qualitative assessment to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying value. Qualitative factors may include, macroeconomic conditions, industry and market considerations, cost factors, and other relevant entity and Company specific events. If, based on the qualitative test, the Company determines that it is “more likely than not” that the fair value of a reporting unit is less than its carrying value, then a goodwill impairment test using quantitative assessments must be performed. If it is determined that it is “not likely” that the fair value of the reporting unit is less than its carrying value, then no further testing is required.

Can B̅ Corp. and Subsidiaries

Notes to Consolidated Financial Statements

December 31, 2021 and 2020

The selection and assessment of qualitative factors used to determine whether it is more likely than not that the fair value of a reporting unit exceeds the carrying value involves significant judgment and estimates. If it is determined under the qualitative assessment that it is more likely than not that the fair value of a reporting unit is less than its carrying value, then the estimated fair value of the Company would be compared with its carrying value (including goodwill). If the fair value of the Company exceeds its carrying value, step two does not need to be performed. If the estimated fair value of the Company is less than its carrying value, an indication of goodwill impairment exists for the Company and it would need to perform step two of the impairment test. Under step two, an impairment loss would be recognized for any excess of the carrying amount of the Company’s goodwill over its fair value. Fair value of the Company under the two-step assessment is determined using a combination of both income and market-based approaches. No goodwill impairments were identified for the periods covered by this report.

Leases

Leases

The Company determines if an arrangement is or contains a lease at contract inception. In arrangements that involve an identified asset, there is also judgment in evaluating if we have the right to direct the use of that asset.

The Company does not have any finance leases. Operating leases are recorded in our consolidated balance sheets. Right-of-use (“ROU”) assets and lease liabilities are measured at the lease commencement date based on the present value of the remaining lease payments over the lease term, determined using the discount rate for the lease at the commencement date. Because the rate implicit in our leases is not readily determinable, we use our incremental borrowing rate as the discount rate, which approximates the interest rate at which we could borrow on a collateralized basis with similar terms and payments and in similar economic environments. As of December 31, 2021, our leases had remaining lease terms of up to 4 years, some of which included options to extend the lease for up to 14 years and options to terminate the lease within 1 year. Optional periods to extend the lease, including by not exercising a termination option, are included in the lease term when it is reasonably certain that the option will be exercised. Operating lease expense is recognized on a straight-line basis over the lease term. We account for lease and non-lease components, principally common area maintenance for our facilities leases, as a single lease component.

In accordance with accounting requirements, leases with an initial term of 12 months or less are recorded on the balance sheet, with lease expense for these leases recognized on a straight-line basis over the lease term.

Income taxes

Income taxes

Income taxes are accounted for under the asset and liability method pursuant to ASC Topic 740, Income Taxes (ASC 740), whereby deferred tax assets and liabilities are recognized for the expected future consequences attributable to the differences between the financial statement carrying amounts and the tax basis of assets and liabilities. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in the period of the change. Further, deferred tax assets are recognized for the expected realization of available net operating loss and tax credit carryforwards. A valuation allowance is recorded on gross deferred tax assets when it is “more likely than not” that such asset will not be realized. When evaluating the realizability of deferred tax assets, all evidence, both positive and negative, is evaluated. Items considered in this analysis include the ability to carry back losses, the reversal of temporary differences, tax planning strategies, and expectations of future earnings. The Company reviews its deferred tax assets on a quarterly basis to determine if a valuation allowance is required based upon these factors. Changes in the Company’s assessment of the need for a valuation allowance could give rise to a change in such allowance, potentially resulting in additional expense or benefit in the period of change.

The Company’s income tax provision or benefit includes U.S. federal, state and local income taxes and is based on pre-tax income or loss. In determining the annual effective income tax rate, the Company analyzed various factors, including its annual earnings and taxing jurisdictions in which the earnings were generated, the impact of state and local income taxes, and its ability to use tax credits and net operating loss carryforwards.

Can B̅ Corp. and Subsidiaries

Notes to Consolidated Financial Statements

December 31, 2021 and 2020

Under ASC 740, the amount of tax benefit to be recognized is the amount of benefit that is “more likely than not” to be sustained upon examination. The Company analyzes its tax filing positions in all of the U.S. federal, state, local, and foreign tax jurisdictions where it is required to file income tax returns, as well as for all open tax years in these jurisdictions. If, based on this analysis, the Company determines that uncertainties in tax positions exist, a liability is established in the consolidated financial statements. The Company recognizes accrued interest and penalties related to unrecognized tax positions in the provision for income taxes.

The Company’s income tax returns are subject to examination by federal and state authorities in accordance with prescribed statutes.

Stock-based compensation

Stock-based compensation

The Company accounts for stock-based compensation in accordance with ASC 718, Compensation—Stock Compensation (“ASC 718”), by recognizing compensation expense based upon the estimated fair value of the awards on the date of grant. The Company determines the estimated grant-date fair value of restricted shares using the closing price on the date of the grant and the grant-date fair value of stock options using the Black-Scholes-Merton model. In order to calculate the fair value of the options, certain assumptions are made regarding the components of the model, including risk-free interest rate, volatility, expected dividend yield and expected option life. Changes to the assumptions could cause significant adjustments to the valuation. The Company recognizes compensation costs ratably over the period of service using the straight-line method.

Due to the limited trading history of the Company’s common stock, estimated volatility was based on a peer group of public companies and took into consideration the increased short-term volatility in historical data due to COVID-19.

Net loss per common share

Net loss per common share

Pursuant to ASC Topic 260, Earnings Per Share, basic net loss per common share is computed by dividing net loss by the weighted average number of common shares outstanding during the reporting periods, including vested but undelivered stock options.

Diluted net loss per share is based on the weighted average number of shares outstanding during the periods plus the effect, if any, of the potential exercise or conversion of securities, such as warrants and restricted stock units that would cause the issuance of additional shares of common stock. In computing the basic and diluted net loss per share applicable to common stockholders during the periods listed in the consolidated statements of operations, the weighted average number of shares are the same for both basic and diluted net loss per share due to the fact that when a net loss exists, dilutive shares are not included in the calculation as the impact is anti-dilutive. An anti-dilutive impact is an increase in earnings per share or a decrease in net loss per share that would result from the conversion, exercise, or issuance of certain contingent securities.

Concentration of business and credit risk

Concentration of business and credit risk

Financial instruments, which potentially subject the Company to concentrations of credit risk, consist primarily of cash and cash equivalents and accounts receivable. Cash held by the Company, in financial institutions, regularly exceeds the federally insured limit of $250,000. At December 31, 2021 and 2020, cash balances held with a financial institution exceeded the federally insured limit. However, management does not believe this poses a significant credit risk.

No customer accounted for more than 10% of sales or accounts receivable in each of the periods presented in the accompanying consolidated financial statements.

Fair value of financial instruments

Fair value of financial instruments

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact, and it considers assumptions that market participants would use when pricing the asset or liability.

Can B̅ Corp. and Subsidiaries

Notes to Consolidated Financial Statements

December 31, 2021 and 2020

ASC Topic 820, Fair Value Measurements and Disclosures provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

●	Level 1 — inputs are based upon unadjusted quoted prices for identical assets or liabilities traded in active markets.
●	Level 2 — inputs are based upon quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
●	Level 3 — inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

Assets measured at fair value on a non-recurring basis include goodwill, and tangible and intangible assets. Such assets are reviewed annually for impairment indicators. If a triggering event has occurred, the assets are re-measured when the estimated fair value of the corresponding asset group is less than the carrying value. The fair value measurements, in such instances, are based on significant unobservable inputs (Level 3).

The carrying amounts of the Company’s financial instruments, which include accounts receivables, accounts payable and accrued expenses and debt at floating interest rates, approximate their fair values, principally due to their short-term nature, maturities or nature of interest rates.

Advertising and vendor considerations		Advertising and vendor considerations Advertising costs are expensed as incurred.
Reclassifications

Reclassifications

Certain amounts in the prior year consolidated financial statements have been reclassified to conform to the current year presentation. These reclassification adjustments had no effect on the Company’s previously reported net loss.

Reclassifications Certain prior period amounts have been reclassified to conform to the current period presentation.
Segment reporting

Segment reporting

As of March 31, 2022, the Company reports operating results and financial data in one operating and reportable segment. The Chief Executive Officer, who is the chief operating decision maker, manages the Company as a single profit center in order to promote collaboration, provide comprehensive service offerings across the entire customer base, and provide incentives to employees based on the success of the organization as a whole. Although certain information regarding selected products or services is discussed for purposes of promoting an understanding of the Company’s business, the chief operating decision maker manages the Company and allocates resources at the consolidated level.

Segment reporting

The Company operates as a single operating segment. The Chief Executive Officer, who is the chief operating decision maker, manages the Company as a single profit center in order to promote collaboration, provide comprehensive service offerings across the entire customer base, and provide incentives to employees based on the success of the organization as a whole. Although certain information regarding selected products or services is discussed for purposes of promoting an understanding of the Company’s business, the chief operating decision maker manages the Company and allocates resources at the consolidated level.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

The Financial Accounting Standards Board (“FASB”) issued the following accounting pronouncement which became effective for the Company in 2021, and which did not have a material impact on its condensed consolidated financial statements:

Can B̅ Corp. and Subsidiaries

Notes to Consolidated Financial Statements

December 31, 2021 and 2020

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”), which modifies ASC 740 to simplify the accounting for income taxes. ASU 2019-12 addresses the accounting for hybrid tax regimes, tax basis step-up in goodwill obtained in a transaction that is not a business combination, separate financial statements of legal entities not subject to tax, intraperiod tax allocation exception to incremental approach, ownership changes in investments - changes from a subsidiary to an equity method investment, ownership changes in investments - changes from an equity method investment to a subsidiary, interim period accounting for enacted changes in tax law and year-to-date loss limitation in interim period tax accounting.

Recently issued accounting standards

Recently issued accounting standards

To date, there have been no recent accounting pronouncements not yet effective that have significance, or potential significance, to our consolidated financial statements.

Significant Accounting Policies

Significant Accounting Policies

The Company’s significant accounting policies are described in “Note 3: Summary of Significant Accounting Policies” of our 2021 Form 10-K.

Can B̅ Corp. and Subsidiaries

Notes to Consolidated Financial Statements

March 31, 2022